Stockholders' deficit (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Stockholders' deficit [Abstract]
Common Stock Reserved for Future Issuance
The Company has reserved common stock for future issuance as follows:

	September 30, 2020	December 31, 2019
Conversion of Series E	1,760,903	1,760,903
Exercise of options to purchase common stock	7,241,942	7,791,833
Warrants to purchase common stock	19,898,859	16,981,854
Notes payable	7,346,568	4,437,500
Total	36,248,272	30,972,090

Activity of Warrants
	Warrants	Weighted Average Exercise Price
Warrants outstanding as of December 31, 2019	16,981,854	$3.23
Issued	6,125,339	0.91
Exercised	(250,000)	(0.10)
Terminated	(2,958,334)	(5.12)
Warrants outstanding as of September 30, 2020	19,898,859	$2.13

The warrants are exercisable on the date of issuance and expire 24 months from the date of the consummation of a future IPO.
	Warrants		Exercise Price
Warrants acquired on May 6, 2019	712,823		$3.90
Issued	17,414,030		3.27
Exercised	(1,144,999	)(1)	3.50
Warrants outstanding at December 31, 2019	16,981,854		$3.23

(1) Exercised warrants were converted at 1.1 shares per warrant for a total of 1,259,498 shares.